                                    FORM 13F


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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 1999

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [ ] adds new holdings entries

              Institutional Investment Manager Filing this Report:
                            Farallon Partners, L.L.C.
                               One Maritime Plaza
                                   Suite 1325
                         San Francisco, California 94111

                          Form 13F File Number: 28-6372

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Joseph F. Downes
                                 Managing Member
                                 (415) 421-2132



                              /s/ Joseph F. Downes
                            San Francisco, California
                                 August 16, 1999

                                  Report Type:
                                   13F Notice

               List of Other Managers Reporting for this Manager:
                       Farallon Capital Management, L.L.C.
                          Form 13F File Number 28-3896